Exhibit 99.1 Disclosures Required by Rule 15Ga-1 1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: Residential Mortgages			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Opteum Mortgage Acceptance Corp. Series 2005-5 CIK#: 0001345664	X	Opteum Financial Services, LLC	3246	$986,276,688	100%	96	$32,534,971	10.91%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Opteum Mortgage Acceptance Corp. Series 2005-5 Total			3246	$986,276,688	100%	96	$32,534,971	10.91%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Residential Mortgage Total			3246	$986,276,688		96	$32,534,971		0	$-		0	$-		0	$-		0	$-		0	$-

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

2 The outstanding principal balance of each asset in this column is based on the end of the reporting period for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.